Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Series Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Stock Fund
Class Name	Fidelity® Series Large Cap Stock Fund
Trading Symbol	FGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 19,815,102,980
Holdings Count | shares	179
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$19,815,102,980
Number of Holdings	179
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.0 Financials 17.9 Industrials 17.0 Health Care 10.8 Communication Services 10.3 Energy 8.1 Consumer Staples 4.9 Consumer Discretionary 3.1 Materials 1.6 Utilities 1.1 Real Estate 0.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 91.8 Canada 1.6 Germany 1.1 Zambia 1.1 Belgium 0.9 Netherlands 0.8 United Kingdom 0.7 France 0.6 Taiwan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Canada - 1.6 Germany - 1.1 Zambia - 1.1 Belgium - 0.9 Netherlands - 0.8 United Kingdom - 0.7 France - 0.6 Taiwan - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 Wells Fargo & Co 6.5 NVIDIA Corp 5.2 GE Aerospace 4.9 Exxon Mobil Corp 4.5 Boeing Co 3.4 Apple Inc 3.0 Meta Platforms Inc Class A 3.0 GE Vernova Inc 2.8 Bank of America Corp 2.7 42.8
Fidelity Advisor Mega Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class M
Trading Symbol	FTGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Net Assets	$ 3,465,743,175
Holdings Count | shares	112
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 16.3 Industrials 14.1 Communication Services 11.0 Health Care 7.9 Energy 7.8 Consumer Staples 5.3 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.7 Common Stocks 93.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 93.8 Canada 1.1 Germany 1.0 Taiwan 0.9 United Kingdom 0.9 Zambia 0.8 Netherlands 0.8 France 0.6 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.1 Germany - 1.0 Taiwan - 0.9 United Kingdom - 0.9 Zambia - 0.8 Netherlands - 0.8 France - 0.6 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.2 NVIDIA Corp 6.0 GE Aerospace 4.8 Exxon Mobil Corp 4.5 Apple Inc 3.9 Boeing Co 3.6 Meta Platforms Inc Class A 3.5 Bank of America Corp 3.1 Alphabet Inc Class A 2.8 45.8
Fidelity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund
Trading Symbol	FFIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 8,356,123,827
Holdings Count | shares	130
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,356,123,827
Number of Holdings	130
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.6 Communication Services 16.5 Consumer Discretionary 14.1 Health Care 10.6 Financials 9.6 Industrials 9.0 Energy 2.8 Materials 2.0 Utilities 1.3 Consumer Staples 1.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 92.3 Taiwan 1.4 Canada 1.2 Netherlands 1.1 United Kingdom 0.9 Italy 0.8 India 0.6 Korea (South) 0.5 Japan 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 Taiwan - 1.4 Canada - 1.2 Netherlands - 1.1 United Kingdom - 0.9 Italy - 0.8 India - 0.6 Korea (South) - 0.5 Japan - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 9.0 Microsoft Corp 8.9 NVIDIA Corp 8.2 Amazon.com Inc 5.8 Apple Inc 5.6 Meta Platforms Inc Class A 5.3 Eli Lilly & Co 2.6 Wells Fargo & Co 2.1 Netflix Inc 2.0 UnitedHealth Group Inc 1.6 51.1
Fidelity Growth Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund Class K
Trading Symbol	FGDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 6,346,897,233
Holdings Count | shares	144
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,346,897,233
Number of Holdings	144
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.0 Health Care 16.1 Consumer Discretionary 11.6 Communication Services 8.9 Industrials 8.4 Financials 7.7 Consumer Staples 1.6 Energy 1.5 Materials 1.5 Real Estate 0.6 Common Stocks 97.7 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.2 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 88.6 Taiwan 5.1 China 2.5 Brazil 0.8 Israel 0.7 Belgium 0.6 Netherlands 0.5 Germany 0.4 Japan 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.6 Taiwan - 5.1 China - 2.5 Brazil - 0.8 Israel - 0.7 Belgium - 0.6 Netherlands - 0.5 Germany - 0.4 Japan - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.6 Apple Inc 11.4 Alphabet Inc Class A 5.4 Amazon.com Inc 5.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Microsoft Corp 4.9 Boston Scientific Corp 2.8 Eli Lilly & Co 2.3 Meta Platforms Inc Class A 1.9 Mastercard Inc Class A 1.8 53.3
Fidelity Growth Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund
Trading Symbol	FDSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 6,346,897,233
Holdings Count | shares	144
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,346,897,233
Number of Holdings	144
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.0 Health Care 16.1 Consumer Discretionary 11.6 Communication Services 8.9 Industrials 8.4 Financials 7.7 Consumer Staples 1.6 Energy 1.5 Materials 1.5 Real Estate 0.6 Common Stocks 97.7 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.2 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 88.6 Taiwan 5.1 China 2.5 Brazil 0.8 Israel 0.7 Belgium 0.6 Netherlands 0.5 Germany 0.4 Japan 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.6 Taiwan - 5.1 China - 2.5 Brazil - 0.8 Israel - 0.7 Belgium - 0.6 Netherlands - 0.5 Germany - 0.4 Japan - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.6 Apple Inc 11.4 Alphabet Inc Class A 5.4 Amazon.com Inc 5.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Microsoft Corp 4.9 Boston Scientific Corp 2.8 Eli Lilly & Co 2.3 Meta Platforms Inc Class A 1.9 Mastercard Inc Class A 1.8 53.3
Fidelity Advisor Mega Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class Z
Trading Symbol	FZALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 3,465,743,175
Holdings Count | shares	112
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 16.3 Industrials 14.1 Communication Services 11.0 Health Care 7.9 Energy 7.8 Consumer Staples 5.3 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.7 Common Stocks 93.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 93.8 Canada 1.1 Germany 1.0 Taiwan 0.9 United Kingdom 0.9 Zambia 0.8 Netherlands 0.8 France 0.6 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.1 Germany - 1.0 Taiwan - 0.9 United Kingdom - 0.9 Zambia - 0.8 Netherlands - 0.8 France - 0.6 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.2 NVIDIA Corp 6.0 GE Aerospace 4.8 Exxon Mobil Corp 4.5 Apple Inc 3.9 Boeing Co 3.6 Meta Platforms Inc Class A 3.5 Bank of America Corp 3.1 Alphabet Inc Class A 2.8 45.8
Fidelity Advisor Mega Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class A
Trading Symbol	FGTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 3,465,743,175
Holdings Count | shares	112
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 16.3 Industrials 14.1 Communication Services 11.0 Health Care 7.9 Energy 7.8 Consumer Staples 5.3 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.7 Common Stocks 93.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 93.8 Canada 1.1 Germany 1.0 Taiwan 0.9 United Kingdom 0.9 Zambia 0.8 Netherlands 0.8 France 0.6 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.1 Germany - 1.0 Taiwan - 0.9 United Kingdom - 0.9 Zambia - 0.8 Netherlands - 0.8 France - 0.6 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.2 NVIDIA Corp 6.0 GE Aerospace 4.8 Exxon Mobil Corp 4.5 Apple Inc 3.9 Boeing Co 3.6 Meta Platforms Inc Class A 3.5 Bank of America Corp 3.1 Alphabet Inc Class A 2.8 45.8
Fidelity Advisor Mega Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class I
Trading Symbol	FTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 3,465,743,175
Holdings Count | shares	112
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 16.3 Industrials 14.1 Communication Services 11.0 Health Care 7.9 Energy 7.8 Consumer Staples 5.3 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.7 Common Stocks 93.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 93.8 Canada 1.1 Germany 1.0 Taiwan 0.9 United Kingdom 0.9 Zambia 0.8 Netherlands 0.8 France 0.6 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.1 Germany - 1.0 Taiwan - 0.9 United Kingdom - 0.9 Zambia - 0.8 Netherlands - 0.8 France - 0.6 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.2 NVIDIA Corp 6.0 GE Aerospace 4.8 Exxon Mobil Corp 4.5 Apple Inc 3.9 Boeing Co 3.6 Meta Platforms Inc Class A 3.5 Bank of America Corp 3.1 Alphabet Inc Class A 2.8 45.8
Fidelity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund Class K
Trading Symbol	FFDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 8,356,123,827
Holdings Count | shares	130
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,356,123,827
Number of Holdings	130
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.6 Communication Services 16.5 Consumer Discretionary 14.1 Health Care 10.6 Financials 9.6 Industrials 9.0 Energy 2.8 Materials 2.0 Utilities 1.3 Consumer Staples 1.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 92.3 Taiwan 1.4 Canada 1.2 Netherlands 1.1 United Kingdom 0.9 Italy 0.8 India 0.6 Korea (South) 0.5 Japan 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 Taiwan - 1.4 Canada - 1.2 Netherlands - 1.1 United Kingdom - 0.9 Italy - 0.8 India - 0.6 Korea (South) - 0.5 Japan - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 9.0 Microsoft Corp 8.9 NVIDIA Corp 8.2 Amazon.com Inc 5.8 Apple Inc 5.6 Meta Platforms Inc Class A 5.3 Eli Lilly & Co 2.6 Wells Fargo & Co 2.1 Netflix Inc 2.0 UnitedHealth Group Inc 1.6 51.1
Fidelity Mega Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity® Mega Cap Stock Fund
Trading Symbol	FGRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 3,465,743,175
Holdings Count | shares	112
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 16.3 Industrials 14.1 Communication Services 11.0 Health Care 7.9 Energy 7.8 Consumer Staples 5.3 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.7 Common Stocks 93.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 93.8 Canada 1.1 Germany 1.0 Taiwan 0.9 United Kingdom 0.9 Zambia 0.8 Netherlands 0.8 France 0.6 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.1 Germany - 1.0 Taiwan - 0.9 United Kingdom - 0.9 Zambia - 0.8 Netherlands - 0.8 France - 0.6 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.2 NVIDIA Corp 6.0 GE Aerospace 4.8 Exxon Mobil Corp 4.5 Apple Inc 3.9 Boeing Co 3.6 Meta Platforms Inc Class A 3.5 Bank of America Corp 3.1 Alphabet Inc Class A 2.8 45.8
Fidelity Advisor Mega Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class C
Trading Symbol	FGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.63%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.63%
Net Assets	$ 3,465,743,175
Holdings Count | shares	112
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 16.3 Industrials 14.1 Communication Services 11.0 Health Care 7.9 Energy 7.8 Consumer Staples 5.3 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.7 Common Stocks 93.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 93.8 Canada 1.1 Germany 1.0 Taiwan 0.9 United Kingdom 0.9 Zambia 0.8 Netherlands 0.8 France 0.6 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.1 Germany - 1.0 Taiwan - 0.9 United Kingdom - 0.9 Zambia - 0.8 Netherlands - 0.8 France - 0.6 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.2 NVIDIA Corp 6.0 GE Aerospace 4.8 Exxon Mobil Corp 4.5 Apple Inc 3.9 Boeing Co 3.6 Meta Platforms Inc Class A 3.5 Bank of America Corp 3.1 Alphabet Inc Class A 2.8 45.8